Summary of accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Description of accounting policy on adoption of new policies [Policy Text Block]
Fee income from providing transaction services

Fees arising from negotiating or participating in the negotiation of a transaction for a third party, are recognized on completion of the underlying transaction. Fees or components of fees that are linked to a certain performance are recognized after fulfilling the corresponding criteria.

Fees and commissions on loans at amortized cost

Loan commitment fees for loans that are likely to be drawn down and other credit related fees are deferred (together with any incremental costs) and recognized as an adjustment to the effective interest rate on the loan. When it is unlikely that a loan will be drawn down, the loan commitment fees are recognized over the commitment period on an effective interest rate basis. These fees are regarded as compensation for an ongoing involvement with the acquisition of a financial instrument. If the commitment expires without the Bank making the loan, the fee is recognized as revenue on expiration.

Loan origination fees, net of direct loan origination costs, are deferred, and the net amount is recognized as revenue over the contractual term of the loans as an adjustment to the yield. When there are concerns about the realization of loan principal or interest, these net fees are recognized as revenue at the credit-adjusted effective interest rate for credit-impaired financial assets.

Underwriting fees are recognized as revenue when the Bank has rendered all services to the issuer and is entitled to collect the fee from the issuer, when there are no contingencies related to the fee. Underwriting fees are recognized net of syndicate expenses. In addition, the Bank recognizes credit arrangement and syndication fees as revenue after satisfying certain retention, timing and yield criteria.

Fees received in connection with a modification of terms of a loan are applied as a reduction of the amortized cost of the loan. Fees earned on letters of credit, financial guarantees and other commitments are amortized using the straight-line method over the life of such instruments.

Accounting policy applicable from January 1
st
, 2018:

Revenue recognition of fees and commissions under IFRS 15

Revenues are measured based on the considerations specified in a contract signed with a customer and exclude collections on behalf of third parties. The Bank recognizes revenues when it transfers control over the product or services to a customer.

IFRS 15 - "Revenue from contracts with customers" was issued in May 2014 and establishes a five-step model to account for the revenue from the contracts with customers. Under IFRS 15, income is recognized by an amount that reflects the consideration that the Bank expects to be entitled to, in exchange for the transfer of goods or services. The new revenue standard replaces all current requirements for revenue recognition under IAS 18.

The Bank has applied IFRS 15 provisions from the 1st of January 2018 by applying the retroactive modified method pursuant to IAS 8 -
"Accounting policies, changes in accounting estimates and errors".
The performance period for services provided to customers of the Bank and revenue recognition of related commissions were not impacted by the adoption of IFRS 15. The impact of IFRS 15 is limited to the new required disclosures.

The following table describes the main products and services, other than services for financial intermediation, from which the Bank generates its revenue:

Type of services	Nature and timing of satisfaction of performance obligations, including significant payment terms	Revenue recognition under IFRS 15 (applicable from 1 January 2018)

Letters of credit

Opening	Guarantee to honor the estipulated amount agreed to in the terms and conditions entered into with the customer, upon presentation of required documentation.	Revenues from services are recognized over time as services are provided.

Negotiation	Review of the shipping documents, of the beneficiary, agreeing to pay at sight or on the day on which the reimbursement is being made by the designated bank.	Revenue related to transactions is recognised at the point in time when the transaction takes place.

Acceptance	Commitment issued to the beneficiary to pay to a supplier in a future date, once all the shipping documents have been reviewed as to compliance with the terms and conditions of the letter of credit.	Revenue related to transactions is recognised at the point in time when the transaction takes place.

Confirmation	Commitment issued to the issuer bank and the beneficiary to honor or negotiate shipping documents.	Revenue related to transactions is recognised at the point in time when the transaction takes place.

Amendment	A request to amend the original letter of credit on behalf of the beneficiary modifying the original terms and conditions	Revenue from services is recognised over time as the services are provided.

Syndications

Structuring
Advise to the borrower by structuring the terms and conditions of a credit facility, and coordinating among the lenders’ and the borrowers’ legal counsel all legal aspects relating to the credit facility, among others.
Revenue related to transactions is recognised at the point in time when the transaction takes place.

Other services

Other	Assignment of rights, transferability, reimbursements, payments, discrepancies, courier and swift fees, etc.	Revenue related to transactions is recognised at the point in time when the transaction takes place.

Description of accounting policy for foreign currency translation [text block]
3.2	Significant accounting policies

Significant accounting policies applied consistently by the Bank to all years presented in these consolidated financial statements, are presented as follows.

3.2.1	Currency and foreign currency transactions

Foreign currency transactions

For purposes of consolidation of the financial statements, the Bank applies IAS 21- “
The Effects of Changes in Foreign Exchange Rates
” to financial assets and financial liabilities that are monetary items and denominated in a foreign currency. This standard requires any foreign exchange gains and losses on monetary assets and monetary liabilities to be recognized in profit or loss. An exception is a monetary item that is designated as a hedging instrument in a cash flow hedge, a hedge of a net investment or a fair value hedge of an equity instrument for which an entity has elected to present changes in fair value in other comprehensive income (loss).

For each entity, the Bank determines the functional currency; items, included in the consolidated financial statements of each entity, are measured using their respective functional currency.

Transactions and balances

Assets and liabilities of foreign subsidiaries, whose local currency is considered their functional currency, are translated into the reporting currency, US dollars, using month-end spot foreign exchange rates. The Bank uses monthly-averaged exchange rates to translate revenues and expenses from local functional currency into US dollars. The effects of those translation adjustments are reported as a component of other comprehensive income (loss) in the consolidated statement of changes in equity.

Transactions whose terms are denominated in a currency other than the functional currency, including transactions denominated in local currency of the foreign entities whose functional currency is the US dollar, are recorded at the exchange rate prevailing at the date of the transaction. Assets and liabilities in foreign currency are translated into US dollar using month-end spot foreign exchange rates. The effects of translation of monetary assets and liabilities into US dollar are included in current year’s earnings on the line "gain (loss) on financial instruments, net" in profit or loss.

Differences arising on settlement or translation of monetary items are recognized in profit or loss, except for monetary items that are designated as part of the hedge of the Bank’s net investment in a foreign operation. These are recognized in accumulated other comprehensive income until the net investment is disposed of, at which time, the cumulative amount is reclassified to profit or loss. Tax charges and credits attributable to exchange differences on those monetary items are also recorded in accumulated other comprehensive income, if applicable.

Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the spot exchange rate at the date on which the fair value is determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated using the spot exchange rate at the date of the transaction.

Description of accounting policy for determining components of cash and cash equivalents [text block]
3.2.2	Cash and cash equivalents
  Cash equivalents include demand deposits in banks and interest-bearing deposits in banks with original maturities of three months or less, excluding pledged deposits.

Description of accounting policy for financial instruments [text block]
3.2.3	Financial instruments

Date of recognition

All financial assets and liabilities are initially recognized on the trade date, the date that the Bank becomes a party to the contractual provisions of the instrument. This includes regular way trades: purchases or sales of financial assets that require delivery of assets within the time frame generally established by regulation or convention in the market place.

Initial measurement of financial instruments

Recognized financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities, other than financial assets or financial liabilities at fair value through profit or loss (FVTPL), are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at FVTPL are recognized immediately in profit or loss.

Recognized financial assets and financial liabilities designated as hedged items in qualifying fair value hedging relationships are measured at amortized cost adjusted for the hedge risk components associated to the hedging relationship.

Debt instruments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal amount outstanding (SPPI), are subsequently measured at amortized cost; debt instruments that are held within a business model whose objective is both to collect the contractual cash flows and to sell the debt instruments, and that have contractual cash flows that are SPPI, are subsequently measured at fair value through other comprehensive income (FVOCI); all other debt instruments (e.g. debt instruments managed on a fair value basis, or held for sale) and equity instruments are subsequently measured at FVTPL.

However, the following irrevocable election / designation at initial recognition of a financial asset on an asset-by-asset basis may be made:

-
It may irrevocably elect to present subsequent changes in fair value of an equity instrument that is neither held for trading nor contingent consideration recognized by an acquirer in a business combination to which IFRS 3 – “
Business Combinations
” applies, in other comprehensive income (loss); and

-	It may irrevocably designate a debt instrument that meets the amortized cost or at FVOCI criteria as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch.

Classification

The Bank classifies its financial assets as subsequently measured at amortized cost, fair value through other comprehensive income or fair value through profit or loss based on the Bank’s business model for managing the financial assets and the contractual cash flow characteristics of these financial assets.

The Bank classifies all financial liabilities as subsequently measured at amortized cost, except for those liabilities designated as hedged items in qualifying fair value hedging relationships, which are measured at amortized cost adjusted for the hedge risk components associated to the hedging relationship.

Business model assessment

The Bank assesses the objective of the business model in which the financial asset is held at a portfolio level, because this reflects the way the business is managed, and information is provided to management. The information considers the following:

-
The Bank’s policies and objectives for the portfolio and the operation of those policies in practice. In particular, if the management’s strategy focuses on earning contractual interest revenue, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of the liabilities that are funding those assets or realizing cash flows through the sale of the assets;

-	How the performance of the portfolio is evaluated and reported to the Bank’s management;
-	The risks that affect the performance of the business model and how those risks are managed;
-
The frequency, volume and timing of sales in prior periods, the reason for such sales and its expectations about future sales activity. However, information about sales activity is not considered in isolation, but as part of an overall assessment of how the Bank’s stated objective for managing the financial assets is achieved and how cash flows are realized.

An assessment of the business model for managing financial assets is fundamental to the classification of a financial asset. The Bank determines the business model at a level that reflects how financial asset groups are managed together to obtain a particular business objective. The business model does not depend on management intentions for an individual instrument; therefore, assessment of the business model is done at a higher level of aggregation rather than instrument by instrument.

At the initial recognition of a financial asset, it is determined whether the newly recognized financial asset is part of an existing business model or whether it reflects the start of a new business model. The Bank reassesses its business model in each reporting date to determine whether business models have changed since the previous reporting date. For the current and previous reporting dates, the Bank has not identified a change in its business model.

Assessment whether contractual cash flows are solely payments of principal and interest (SPPI)

For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding at a point in time and for other basic lending risks and costs as well as profit margin.

Contractual cash flows that are SPPI are consistent with a basic credit agreement. Contractual terms that originate risk exposure or volatility in the contractual cash flows that are not related to a basic credit agreement, such as exposure to changes in equity prices or commodity prices, do not give rise to contractual cash flows that are SPPI. An originated or an acquired financial asset can be a basic credit arrangement irrespective of whether it is a credit in its legal form.

In assessing whether the contractual cash flows are SPPI, the Bank considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows, so that it would not meet this condition. In making the assessment, the Bank considers the following:

-	Contingent events that would change the amount and timing of cash flows;
-	Leverage features;
-	Prepayment and extension terms;
-
Terms that limit the Bank’s claim to cash flows from specified assets (e.g. non-recourse asset arrangements); and features that modify consideration of the time value of money (e.g. periodical reset of interest rates).

Financial assets at fair value through other comprehensive income (FVOCI)

These instruments consist on debt instruments not classified as either financial instruments at FVTPL or at amortized cost and are subject to the same approval criteria as the rest of the credit portfolio. These instruments are carried at fair value if both of the following conditions are met:

-	The financial asset is held according to a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and,
-	The contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Unrealized gains or losses are reported as net increases or decreases in other comprehensive income (OCI) in the consolidated statement of changes in equity until they are realized. Realized gains or losses from the sale of securities which are included as gain (loss) on financial instruments, net are determined using the specific identification method.

For an equity instrument designated at FVOCI, the cumulative gain or loss previously recognized in OCI is not subsequently reclassified to profit or loss but transferred within equity.

Financial assets at amortized cost

Financial assets classified at amortized cost represent securities and loans whose objective is to hold them to collect contractual cash flows over the life of the instrument. These securities and loans are measured at amortized cost if both of the following conditions are met:

-	The financial asset is held according to a business model whose objective is to hold the financial assets to collect the contractual cash flows, and
-	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets and liabilities at fair value through profit or loss (FVTPL)

Financial assets and liabilities at fair value through profit or loss include a) instruments with contractual cash flows that are not SPPI; and/or b) instruments designated at FVTPL using the fair value option; accounts receivable (unrealized gains) and accounts payable (unrealized losses) related to derivative financial instruments which are not hedge designated or do not qualify for hedge accounting.

Unrealized and realized gains or losses on assets and liabilities at FVTPL are recorded in profit or loss as gain (loss) on financial instruments, net.

Reclassification

If the business model under which the Bank holds financial assets changes, the financial assets affected are reclassified. The classification and measurement requirements related to the new category apply prospectively from the first day of the first reporting period following the change in business model that results in reclassifying the Bank’s financial assets.

During the current financial year and previous accounting period there was no change in the business model under which the Bank holds financial assets and therefore no reclassifications were made. Changes in contractual cash flows are considered under the accounting policy on modification and derecognition of financial assets described in the following paragraphs.

Derecognition of financial assets and financial liabilities

Financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:

-	The rights to receive cash flows from the asset have expired.
-
The Bank has transferred its rights to receive cash flows from the asset and either has transferred substantially all risk and rewards of the asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

-
The Bank retains the right to receive cash flows from the asset but has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass–through’ arrangement.

-
When the Bank has transferred its rights to receive cash flows from an asset or has entered into a pass–through arrangement and has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the asset is recognized to the extent of the Bank’s continuing involvement in the asset. In that case, the Bank also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Bank has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Bank could be required to repay.

The Bank enters into transactions whereby it transfers assets recognized on its consolidated statement of financial position but retains either all or substantially all the risks and rewards of the transferred asset or portion of them. In such cases, the transferred assets are not derecognized. Examples of such transactions are securities lending and sale-and-repurchase transactions.

Financial liabilities

A financial liability is derecognized when the obligation under the liability is extinguished, when the obligation specified in the contract is discharged or cancelled or expires.

Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as an extinguishment of the original liability and the recognition of a new liability.

The difference between the carrying value of the original financial liability and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognized in profit or loss.

Description of accounting policy for loans and receivables [text block]
3.2.4	Loans - at amortized cost

Loans are reported at their amortized cost considering the principal outstanding amounts and interest receivable net of unearned interest, deferred fees and allowance for expected credit losses, except for those designated as hedged items in qualifying fair value hedging relationships. Interest income is recognized using the effective interest rate method. Such income shall be calculated by applying the effective interest rate to the gross carrying amount of the loan, except for: a) purchased or originated credit-impaired loans. For these loans, the Bank applies the credit-adjusted effective interest rate to the amortized cost of the loan from initial recognition; and b) loans that have subsequently become credit impaired financial assets. For these loans, the Bank shall apply the effective interest rate to the amortized cost of the loan, after deducting the impairment allowance in subsequent reporting periods.

The amortization of net unearned interest and deferred fees is recognized as an adjustment to the related loan yield using the effective interest rate method.

Purchased loans are recorded at acquisition cost. The difference between the principal and the acquisition cost of loans, premiums and discounts, is amortized over the life of the loan as an adjustment to the yield. All other costs related to acquisition of loans are also reflected as an adjustment to the yield and are expensed when incurred.

Modified or renegotiated loan

A modified or renegotiated loan is a loan whose borrower is experiencing financial difficulties and the renegotiation constitutes a concession to the borrower. A concession may include modification of terms such as an extension of maturity date, reduction in the stated interest rate, rescheduling of future cash flows, and reduction in the face amount of the loan or accrued interest, among others.

When a financial asset is modified, the Bank assesses whether this modification results in derecognition. In accordance with the Bank’s policies a modification results in derecognition when it gives rise to substantially different terms. To determine if the modified terms are substantially different from the original contractual terms the Bank considers the following:

-
Qualitative factors, such as contractual cash flows after modification are no longer SPPI, change in currency or change of counterparty, the extent of change in interest rates, maturity or covenants. If these do not clearly indicate a substantial modification, then;

-
A quantitative assessment is performed to compare the present value of the remaining contractual cash flows under the original terms with the contractual cash flows under the revised terms, both amounts discounted at the original effective interest.

If the difference in present value is more than 10% the Bank deems the arrangement is substantially different leading to derecognition.

In the case where the financial asset is derecognized the loss allowance for expected credit losses (ECL) is remeasured at the date of derecognition to determine the net carrying amount of the asset at that date. The difference between this revised carrying amount and the fair value of the new financial asset with the new terms will lead to a gain or loss on derecognition. The new financial asset will have a loss allowance measured based on 12-month ECL except in the rare occasions where the new loan is considered to be credit originated impaired. This applies only in the case where the fair value of the new loan is recognized at a significant discount to its revised nominal amount because there remains a high risk of default which has not been reduced by the modification. The Bank monitors credit risk of modified or renegotiated financial assets by evaluating qualitative and quantitative information, such as if the borrower is in past due status under the new terms.

When the contractual terms of a financial asset are modified, and the modification does not result in derecognition, the Bank determines if the financial asset’s credit risk has increased significantly since initial recognition by comparing:

-	The remaining lifetime probability of default (PD) estimated based on data at initial recognition and the original contractual terms; with
-	The remaining lifetime PD at the reporting date based on the modified terms.

In the renegotiation or modification of the contractual cash flows of the loan, the Bank shall:

-	Continue with its current accounting treatment for the existing loan that has been modified.
-
Record a modification gain or loss by recalculating the gross carrying amount of the financial asset as the present value of the renegotiated or modified contractual cash flows, discounted at the loan’s original effective interest rate.

-
Assess whether there has been a significant increase in the credit risk of the financial instrument, by comparing the risk of a default occurring at the reporting date (based on the modified contractual terms) and the risk of a default occurring at initial recognition (based on the original, unmodified contractual terms). The loan that is modified is not automatically considered to have a lower credit risk. The assessment should consider credit risk over the expected life of the asset based on historical and forward-looking information, including information about the circumstances that led to the modification. Evidence that the criteria for the recognition of lifetime expected credit losses are subsequently no longer met may include a history of up-to-date and timely payment in subsequent periods. A minimum period of observation will be necessary before a financial asset may qualify to return to a 12-month expected credit loss measurement.

-
Make the appropriate quantitative and qualitative disclosures required for renegotiated or modified assets to reflect the nature and effect of such modifications (including the effect on the measurement of expected credit losses) and how the Bank monitors these loans that have been modified.

The Bank recognizes a loss allowance for expected credit losses on a loan that is measured at amortized cost at each reporting date at an amount equal to the lifetime expected credit losses if the credit risk on that loan has increased significantly since initial recognition. If at the reporting date, the credit risk of that loan has not increased significantly since initial recognition, an entity shall measure the loss allowance for that loan at an amount equal to 12-month expected credit losses.

The Bank's lending portfolio is comprised of the following types of debtor: corporations and financial institutions. In turn, these are broken down into state-owned and private.

The Bank's lending policy is applicable to all types of loans.

Write-offs

When the Bank has no reasonable expectations of recovering the loan, then the gross carrying amount of the loan is directly reduced in full or partially; thus, constituting a derecognition event. This is generally the case when the Bank determines that the borrower does not have assets or sources of income that could generate enough cash flows to repay the amounts subject to the write-off. Nevertheless, the financial assets that are written off could still be subject to enforcement activities in order to comply with the Bank’s procedures for recovery of amounts due.

Disclosure of allowance for credit losse [Text Block]
3.2.5	Allowances for losses on financial instruments

The allowances for losses on financial instruments are provided for losses derived from the expected credit losses, inherent in the loan portfolio, investment securities and loan commitments and financial guarantee contracts, using the reserve methodology to determine expected credit losses. Additions to the allowance for expected credit losses for financial instruments are recognized in profit or loss or in other comprehensive income depending on classification of the instrument. Expected credit losses are deducted from the allowance, and subsequent recoveries are added. The allowance is also decreased by reversals of the allowance back to profit or loss. The allowance for expected credit losses for financial instruments at amortized cost is reported as a deduction of financial assets and, the allowance for expected credit losses on loan commitments and financial guarantee contracts, such as letters of credit and guarantees, is presented as a liability.

The Bank assigns to each exposure a risk rating which is defined using quantitative and qualitative factors that are indicative of the risk loss. This rating is considered for purposes of identifying significant increases in credit risk. These factors may vary depending on the nature of the exposure and the type of borrower.

Each exposure will be assigned to a risk rating at the time of initial recognition based on the information available about the customer and the country. Exposures will be subject to continuous monitoring, which may result in the change of an exposure to a different risk rating.

The analysis of customer risk considers financial and operational factors, sector / industry, market and managerial, also considering the ratings of international rating agencies, quality of information and other elements of an objective nature, including projections on these indicators.

For the assignment of customer credit ratings, quantitative and qualitative criteria are applied, depending on whether the counterpart corresponds to a financial entity or a corporation, and broken down into several factors, which receive a weighting within the customer's rating.

In the analysis of the country risk, for the establishment of the rating, the assessment of quantitative and qualitative variables specific to the country under analysis is considered, as well as the regional and global macroeconomic environment, considering projections about the future performance of the country environment.

In general, there are three groups of quantitative factors that determine the analysis and that give rise to a quantitative rating of the country (changes in main economic indicators; external payment capacity and access to capital; performance of domestic credit and the financial system), which is later analyzed within the social-political framework of the country (qualitative factors) and may suffer some deterioration for the determination of the final country rating.

Calculation of reserve for expected credit losses for financial instruments is made based on the risk rating resulting from the Bank's internal model and considering, generally (certain exceptions apply), the worst among the country risk rating of the transaction and the customer risk rating.

The table below provides a mapping of the Bank’s internal credit risk grades to external ratings.

Internal Rating	External Rating (1)	Description
1 - 4	Aaa – Ba1	Exposure in customers or countries with payment ability to satisfy their financial commitments

5 - 6	Ba2 – B3	Exposure in customers or countries with payment ability to satisfy their financial commitments, but with more frequent reviews.

7	Caa1 - Caa3
Exposure in customers whose primary source of payment (operating cash flow) is inadequate, and who show evidence of deterioration in their working capital that does not allow them to satisfy payments on the agreed terms, or in countries where the operation carries certain risks.

8	Ca
Exposure in customers whose operating cash flow continuously shows insufficiency to service the debt on the originally agreed terms, or in countries where the operation is limited or restricted to certain terms, structure and types of credits.

9-10	C
Exposure in customers with operating cash flow that does not cover their costs, are in suspension of payments, presumably will also have difficulties fulfilling possible restructuring agreements, are in a state of insolvency, or have filed for bankruptcy, among others.

(1)	Credit rating by Moody’s Investors Service.

In order to maintain periodical monitoring of the quality of the portfolio, customers and countries are reviewed within a time frequency ranging from 3 to 12 months, depending on the risk rating.

The Bank measures expected credit losses in a way that reflects: a) an unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes; b) time value of money; and c) reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecast of future economic conditions.

The expected credit loss model reflects the general pattern of deterioration or improvement in the credit quality of the financial instrument. The amount of ECL recognized as a loss allowance or provision depends on the extent of credit deterioration since initial recognition. There are two measurement bases:

-	12-month ECL (Stage 1), which applies to all financial instruments (from initial recognition) as long as there is no significant deterioration in credit quality, and

-
Lifetime ECL (Stages 2 and 3), which applies when a significant increase in credit risk has occurred on an individual or collective basis. In Stages 2 and 3 interest income is recognized. Under Stage 2 (as under Stage 1), there is a full decoupling between interest recognition and impairment and interest income is calculated on the gross carrying amount. Under Stage 3, when a financial asset subsequently becomes credit impaired (when a credit event has occurred), interest income is calculated on the amortized cost, net of impairment, i.e. the gross carrying amount after deducting the impairment allowance. In subsequent reporting years, if the credit quality of the financial asset improves so that the financial asset is no longer credit-impaired, and the improvement can be related objectively to the occurrence of an event (such as an improvement in the borrower’s credit rating), then the Bank will once again calculate interest income on a gross basis.

The allowance for expected credit losses includes an asset-specific component and a formula-based component. The asset-specific component, or specific allowance, relates to the provision for losses on credits considered impaired and measured individually case-by-case. A specific allowance is established when the discounted cash flows (or observable fair value of collateral) of the credit is lower than the carrying value of that credit. The formula-based component (collective assessment basis), covers the Bank’s performing credit portfolio and it is established based on a process that estimates the probable loss inherent in the portfolio, based on statistical analysis and management’s qualitative judgment. This assessment considers comprehensive information that incorporates not only past-due data, but other relevant credit information, such as forward looking macro-economic information.

ECL are a probability-weighted estimate of the present value of credit losses. These are measured as the difference in the present value of the cash flows due to the Bank under the contract and the cash flows that the Bank expects to receive arising from weighing of multiple future economic scenarios, discounted at the asset’s effective interest rate (EIR). For undrawn loan commitments, the ECL is the difference between the present value of the contractual cash flows that are due to the Bank if the holder of the commitment draws down the loan and the cash flows that the Bank expects to receive if the loan is drawn down; and for financial guarantee contracts, the ECL is the difference between the expected payments to reimburse the holder of the guaranteed debt instrument less any amounts that the Bank expects to receive from the holder, the debtor or any other party.

The Bank determines ECL using two methodologies to determine if there is objective evidence of impairment for financial instruments:
-	Individually Assessed

The expected credit losses on individually assessed financial instruments are determined by an evaluation of the exposures on a case-by-case basis. This procedure is applied to all credit transaction that are individually significant or not. If it is determined that there is no objective evidence of impairment for an individual credit transaction, it is included in a group of credit transactions with similar characteristics and is collectively assessed to determine whether there is impairment.

The impairment loss is calculated by comparing the present value of the future expected flows, discounted at the original effective rate of the credit transaction, with its current carrying amount and the amount of any loss is charged as a provision for losses in profit or loss for those measured at amortized cost, and in equity for those operations measured at fair value through other comprehensive income.

-	Collectively Assessed

For the purposes of a collective assessment of impairment, financial instruments are grouped according to similar credit risk characteristics. These characteristics are relevant to estimate cash flows for the groups of such assets, being indicative of the debtors' ability to pay the amounts owed according to the contractual terms of the assets that are assessed.

Future cash flows in a group of credit transactions that are collectively assessed to determine whether there is impairment are estimated according to the contractual cash flows of the assets in the group, the historical loss experience for assets with similar credit risk characteristics, within each group, and the experienced management views on whether the current economy and credit conditions can change the real level of historical inherent losses suggested.

Definition of Default

The Bank considers a financial asset to be in default when it presents any of the following characteristics:

-
The debtor is past due for more than 90 days in any of its obligations to the Bank, either in the loan principal or interest; or when the principal balance with one single balloon payment was due for more than 30 days;

-
Deterioration in the financial condition of the customer, or the existence of other factors allowing to estimate the possibility that the balance of principal and interest on customers’ loans will not be fully recovered.

The above presumptions regarding past due loans may be rebuttable if the Bank has reasonable and supportable information that is available without undue cost or effort, that demonstrate that the credit risk has not increased significantly since initial recognition even though the contractual payments are more than 30 or 90 days past due.

In assessing whether a borrower is in default, the Bank considers qualitative and quantitative indicators based on data internally developed and obtained from external sources. Inputs into the assessment of whether a financial instrument is in default and their significance may vary over time to reflect changes in circumstances.

Significant increase in credit risk

When assessing whether the credit risk on a financial instrument has increased significantly, the Bank considers the change in the risk of default occurring since initial recognition. For a financial instrument to be considered in default, management considers criteria used in the internal credit risk model and qualitative factors, such as financial covenants, where appropriate.

The Bank continuously assesses significant increases in credit risk based on the change in the risk of a default occurring over the expected life of the credit instrument. In order to make the assessment of whether there has been significant credit deterioration, the Bank considers reasonable and supportable information that is available without undue cost or effort by comparing:

-	The risk of a default occurring on the financial instrument at the assessment date, and
-	The risk of a default occurring on the financial instrument at initial recognition.

For loan commitments, the Bank considers changes in the risk of a default occurring on the ‘potential’ financial instrument to which a loan commitment relates, and for financial guarantee contracts, changes in the risk that the specified debtor will default, are taken into consideration.

For financial instruments measured at fair value through OCI, the expected credit losses do not reduce the carrying amount in the consolidated statement of financial position, which remains at fair value. Instead, an amount equal to the allowance that would arise if the asset was measured at amortized cost is recognized in profit or loss as the impairment amount. Impairment losses or recoveries are accounted for as an adjustment to the reserve in accumulated other comprehensive income, against profit or loss.

Additionally, to determine if there has been a significant increase in risk, the Bank applies an alert model that considers the international economic environment, the specific financial situation by country and the economic analysis of the industry where the customer generates its income. The model defines a consolidated calculation of risk severity depending on the weighing of the severity to risk of each one of the scenarios under analysis. Also, this depends on the context of the variables or the ratings constructed for each one (by market, country and economic sector).

Impairment on a financial asset is assessed based on numerous factors and its relative importance varies on a case-by-case basis. Factors considered in determining whether there has been a negative impact on the estimated future cash flows of a financial asset include: significant financial difficulties of the issuer; high probability of default; granting a concession to the issuer; disappearance of an active market due to financial difficulties; breach of contract, such as defaults or delays in interest or principal; and, observable data indicating that there is a measurable decrease in estimated future cash flows since initial recognition.

If a security is no longer publicly traded or the entity´s credit rating is downgraded, this is not, by itself, evidence of impairment, but should be considered for impairment together with other information. A decline in the fair value of an investment security below its amortized cost is not necessarily evidence of impairment, as it may be due to an increase in market interest rates. Whether a decline in fair value below cost is considered significant or prolonged, must be assessed on an instrument-by-instrument basis and should be based on both qualitative and quantitative factors. However, the assessment of prolonged decline should not be compared to the entire period that the investment has been or is expected to be held.

In order to determine whether there has been a significant increase in the credit risk of the financial instrument, the assessment is based on quantitative information and qualitative information.

The Bank considers the following factors, among others, when measuring significant increase in credit risk:

-	Significant changes in internal indicators of credit risk as a result of a change in credit risk since inception;
-	Significant changes in market indicators of credit risk for a particular financial instrument or similar financial instruments with the same expected life;
-	An actual or expected significant change in the financial instrument’s external credit rating;
-	Existing or forecast adverse changes in business, financial or economic conditions;
-	An actual or expected significant change in the operating results of the borrower;
-	An actual or expected significant adverse change in the regulatory, economic, or technological environment of the borrower;
-	Significant changes in the value of the collateral supporting the obligation;
-
Significant changes, such as reductions in financial support from a parent entity or other affiliate or an actual or expected significant change in the quality of credit enhancements, among other factors incorporated in the Bank’s ECL model.

The reserve balances for expected credit losses, for credit exposures, are calculated applying the following formula:

Reserves = ∑(E x PD x LGD); where:

-	Exposure (E) = the total accounting balance at the end of the period under review.

-
Probabilities of Default (PD) = one-year probability of default applied to the portfolio to account for 12-month ECL and lifetime probability of default to account for more than 12-month ECL. Default rates are based on Bladex’s historical portfolio performance per rating category, in addition to international rating agency’s probabilities of default for categories 6, 7 and 8, in view of the greater robustness of data for such cases.

-
Loss Given Default (LGD) = a factor is applied, based on historical information, as well as best practices in the banking industry, volatility and simulated scenarios based on forward-looking information. Management applies judgment and historical loss experience. Management also applies complementary judgment to capture elements of prospective nature or loss expectations based on risks identified in the environment that are not necessarily reflected in the historical data. The allowance policy is applicable to all classes of loans and loan commitments and financial guarantee contracts of the Bank.

Description of accounting policy for derivative financial instruments and hedging [text block]
3.2.6	Derivative financial instruments for risk management purposes and hedge accounting

Derivatives embedded in financial liabilities or other non-financial asset host contracts are treated as separate derivatives when their risks and characteristics are not closely related to those of the host contracts and the host contracts are not measured at FVTPL.

The Bank applies IFRS 9- “
Financial Instruments
” hedge accounting rules in full.

Derivatives held for risk management purposes include all derivative assets and liabilities that are not classified as trading assets or liabilities. Derivatives held for risk management purposes are measured at fair value in the consolidated statement of financial position. Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain/loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.

On initial designation of the hedge, the Bank formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objective and strategy in undertaking the hedge, together with the method that will be used to assess the effectiveness of the hedging relationship. The Bank makes an assessment, both at inception of the hedge relationship and on an ongoing basis, of whether the hedging instrument(s) is(are) expected to be highly effective in offsetting the changes in the fair value or cash flows of the respective hedged item(s) during the period for which the hedge is designated.

The Bank uses derivative financial instruments for its management of interest rate and foreign currency risks. Interest rate swap contracts, cross-currency swap contracts and foreign exchange forward contracts have been used to manage interest rate and foreign exchange risks respectively associated with debt securities and borrowings with fixed and floating rates, and loans and borrowings in foreign currency.

These derivatives contracts can be classified as fair value and cash flow hedges. In addition, foreign exchange forward contracts are used to hedge exposures to changes in foreign currency in subsidiary companies with functional currencies other than the US dollar. These contracts are classified as net investment hedges.

The accounting for changes in value of a derivative depends on whether the contract is for trading purposes or has been designated and qualifies for hedge accounting.

Derivatives held for trading purposes include interest rate swaps, cross-currency swaps and foreign exchange forward contracts used for risk management purposes that do not qualify for hedge accounting. These derivatives are reported as asset or liabilities, as applicable. Changes in realized and unrealized gains and losses and interest from these financial instruments are recognized as gains or losses on financial instruments at fair value through profit or loss.

Derivatives for hedging purposes primarily include foreign exchange forward contracts and interest rate swap contracts in US dollar and cross-currency swaps. Derivative contracts designated and qualifying for hedge accounting are reported in the consolidated statement of financial position as derivative financial instruments used for hedging - assets and liabilities, as applicable; and hedge accounting is applied. In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, as well as how effectiveness will be assessed prospectively. The hedging instrument should be qualitatively assessed on a quarterly basis in order to determine its effectiveness at achieving offsetting changes in fair value or cash flows. Any ineffectiveness must be reported in current-year earnings.

Hedge accounting relationship

As the Bank enters into a hedge accounting relationship, the first requirement is that the hedging instrument and the hedged item must be expected to move in the opposite direction as a result of the change in the hedged risk. This should be based on an economic rationale, as could be the case if the relationship is based only on a statistical correlation. This requirement is fulfilled for many of the hedging relationships carried by the Bank as the underlying of the hedging instrument matches or is closely aligned with the hedged risk. Even when there are differences between the hedged item and the hedging instrument, the economic relationship will often be capable of being demonstrated using a qualitative assessment. The assessment, whether qualitative or quantitative, considers the following: a) maturity; b) nominal amount; c) cash flow dates; d) interest rate basis; and e) credit risk, including the effect of collateral, among others.

Hedge ratio

The hedge ratio is the ratio between the amount of hedged item and the amount of the hedging instrument. For most of the hedging relationships, the hedge ratio is 1:1 as the underlying of the hedging instrument perfectly matches the designated hedged risk. For a hedging relationship with a correlation between the hedged item and the hedging instrument that is not 1:1 relationship, generally set the hedge ratio so as to adjust for the type of relation in order to improve effectiveness.

Discontinuation of hedge accounting

The Bank discontinues hedge accounting prospectively in the following situations:

1.	It is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item.
2.	The derivative expires or is sold, terminated or exercised.
3.	It is determined that designation of the derivative as a hedging instrument is no longer appropriate.

The Bank carries all derivative financial instruments in the consolidated statement of financial position at fair value.

Fair value hedges

When a derivative is designated as the hedging instrument in a hedge of the change in fair value of a recognized asset or liability or a firm commitment that could affect profit or loss, changes in the fair value of the derivative are recognized in profit or loss together with changes in the fair value of the hedged item that are attributable to the hedged risk, except when the hedging instrument hedges an equity instrument designated at FVOCI in which case it is recognized in OCI. The carrying amount of a hedged item not already measured at fair value is adjusted for the fair value change attributable to the hedged risk. For debt instruments measured at FVOCI, the carrying amount is not adjusted as it is already at fair value, but the part of the fair value gain or loss on the hedged item associated with the hedged risk is recognized in profit or loss instead of OCI. When the hedged item is an equity instrument designated at FVOCI, the hedging gain/loss remains in OCI to match that of the hedging instrument.

If the hedge relationship is terminated or exercised, or the hedge no longer meets the criteria for fair value hedge accounting, or the hedge designation is revoked, then hedge accounting is discontinued prospectively and the fair value adjustment to the hedged item continues to be reported as part of the basis of the item and is amortized to earnings as a yield adjustment where hedging gains/losses are recognized in profit or loss; they are recognized in the same line as the hedged item.

Cash flow hedges

When a derivative is designated as the hedging instrument in a hedge of variability in cash flows attributable to a particular risk associated with a recognized asset or liability that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in OCI and recognized in profit or loss when the hedged cash flows affect earnings. The ineffective portion is recognized in profit or loss as loss on financial instruments, net. If the cash flow hedge relationship is terminated or exercised, or the hedge no longer meets the criteria for fair value hedge accounting, or the hedge designation is revoked, then hedge accounting is discontinued prospectively and the related amounts in OCI are reclassified into profit or loss when hedged cash flows occur.

Net investment hedges

When a derivative instrument or a non-derivative financial item is designated as the hedging instrument in a hedge of a net investment in a foreign operation, the effective portion of changes in the fair value of the hedging instrument is recognized in OCI and presented in the translation reserve within equity. Any ineffective portion of the changes in the fair value of the derivative is recognized in profit or loss. The amount recognized in OCI is reclassified to profit or loss as a reclassification adjustment when disposal of the foreign operation occurs.

Description of accounting policy for repurchase and reverse repurchase agreements [text block]
3.2.7	Repurchase agreements

Repurchase agreements are transactions in which the Bank sells a security and simultaneously agrees to repurchase that security (or an asset that is substantially identical) at a fixed price on a future date. The Bank continues to recognize the securities in their entirety in the statement of financial position because it retains substantially all the risks and rewards of ownership. The cash consideration received is recognized as a financial asset and a financial liability is recognized for the obligation to pay the repurchase price. Because the Bank sells the contractual rights to the cash flows of the securities, it does not have the ability to use the transferred assets during the term of the arrangement.

Description of accounting policy for borrowings [text block]
3.2.8	Borrowings and debt

Borrowings and debt are accounted for at amortized cost, except for those designated as hedged items in qualifying fair value hedging relationships, which are measured at amortized cost adjusted for the hedge risk components associated to the hedging relationship.

Description of accounting policy for impairment of non-financial assets [text block]
3.2.9	Non-financial assets

A non-financial asset is an asset with a physical or intangible value and it is subject to the impairment guidelines prescribed in IAS 36 –
Impairment of assets.

Impairment of non-financial assets

A non-financial asset is impaired when an entity will not be able to recover that asset’s carrying value, either through its use or sale. If circumstances arise which indicate that a non-financial asset might be impaired, a review should be undertaken of its cash generating abilities through use or sale. This review will produce an amount which should be compared with the asset’s carrying value, and if the carrying value is higher, the difference must be written off as impairment in profit or loss. On the other hand, if there is any indication that previously recognized impairment losses may no longer exist or may have decreased, the Bank makes an estimate of the recoverable amount. In that case, the carrying amount of the asset is increased to its recoverable amount. This increase cannot exceed the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in profit or loss.

Description of accounting policy for property, plant and equipment [text block]
3.2.10	Equipment and leasehold improvements

Equipment and leasehold improvements are stated at cost excluding the costs of day–to–day maintenance, less accumulated depreciation and impairment losses. Changes in the expected useful life are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates.

Depreciation is calculated using the straight–line method to write down the cost of assets and equipment to their residual values over their estimated useful lives. The estimated useful lives are as follows:

Useful life in Years
Furniture and equipment	3 to 5 years
Hardware	3 years
Other equipment	2 to 4 years
Leasehold improvements	3 to 15 years or up to the lease term

Leasehold improvements, under operating leases are amortized on a straight line basis calculated without exceeding the length of the respective lease contracts.

Equipment and leasehold improvements are derecognized on disposal or when no future economic benefits are expected from their use. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is recognized in other income or other expenses in profit or loss in the year that the asset is derecognized.

Description of accounting policy for intangible assets other than goodwill [text block]
3.2.11	Intangible assets

An intangible asset is recognized only when its cost can be measured reliably, and it is probable that the expected future economic benefits that are attributable to it will flow to the Bank.

The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets with finite useful lives are amortized using the straight-line method over the estimated useful lives of the assets. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and they are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is presented as a separate line item in profit or loss.

Bank’s intangible assets include the cost of computer software. Amortization is calculated using the straight–line method
to write down the cost of intangible assets to their residual values over their estimated useful lives of
5 years
. Gains or losses arising from the derecognition of an intangible asset are determined by the Bank as the difference between proceeds from the sale or disposal and the net carrying amount of the intangible asset and recognized in profit or loss for the year in which the transaction occurs.

Description of accounting policy for investment property [text block]
3.2.12	Investment properties

Property that is held for long-term rental yields, operating leases and/or for capital appreciation, and that is not occupied by the Bank, is classified as investment property. Investment property is measured initially at its cost, including related transaction costs and where applicable borrowing costs. After initial recognition, investment property is carried at fair value.

Fair value is based on market prices, adjusted, if necessary, for differences in the nature, location or condition of the specific asset. If this information is not available, the Bank uses alternative valuation methods, such as recent prices on less active markets or discounted cash flow projections. Valuations are performed as of the reporting date by professional appraisers who hold recognized and relevant professional qualifications and have recent experience in the location and category of the investment property being valued. These valuations form the basis for the carrying amounts in the consolidated financial statements.

The fair value of investment property reflects, among other things, rental income from current leases and other assumptions market participants would make when pricing the property under current market conditions.

Subsequent expenditure is capitalized to the asset’s carrying amount only when it is probable that future economic benefits associated with the expenditure will flow to the Bank and the cost of the item can be measured reliably. All other repairs and maintenance costs are expensed when incurred. When part of an investment property is replaced, the carrying amount of the replaced part is derecognized.

Changes in fair value are recognized in profit or loss. Investment properties are derecognized when they have been disposed of.

When the Bank disposes of a property at fair value in an arm’s length transaction, the carrying value immediately prior to the sale is adjusted to the transaction price, and the adjustment is recorded in profit or loss as gain (loss) on investment property at fair value through profit and loss.

If an investment property becomes owner-occupied, it is reclassified as property, plant and equipment. Its fair value at the date of reclassification becomes its cost for subsequent accounting purposes.

Description of accounting policy for offsetting of financial instruments [text block]
3.2.13	Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount reported in the consolidated statement of financial position if, and only when, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the asset and settle the liability simultaneously. This is generally not the case with master netting agreements; therefore, the related assets and liabilities are presented gross in the consolidated statement of financial position.

Income and expenses are presented on a net basis only when permitted under IFRS, or for gains or losses arising from a group of similar transactions.

Description of accounting policy for leases [text block]
3.2.14	Operating leases

The determination of whether an arrangement is a lease, or contains a lease, is based on the substance of the arrangement and requires an assessment of whether the fulfillment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset.

Banks as a lessee

Leases where the lessor does not transfer to the Bank substantially all the risks and benefits incidental to ownership of the leased items are classified as operating leases. Operating lease payments are recognized as an expense in profit or loss on a straight-line basis through the lease term. Rental payable is recognized as an expense as incurred.

Bank as a sub-lessor

Leases where the Bank does not transfer substantially all of the risk and benefits of ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating operating leases are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Rental income is recognized as revenue as earned. In the event that the contract is cancelable, they are recognized as income over the term of the lease.

Description of accounting policy for provisions [text block]
3.2.15	Provisions

Provisions are recognized when the Bank has a present obligation (legal or constructive) as a result of a past event, and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to any provision is presented in profit or loss, net of any reimbursement.

Description of accounting policy for capital resereves [Policy Text Block]
3.2.16	Regulatory and capital reserves

Regulatory and capital reserves are established as appropriations from retained earnings and, as such, form part of retained earnings. Reductions of regulatory and capital reserves require the approval of the Bank’s Board of Directors and the SBP. Such reserves include:

-
Translation reserve
: The translation reserve comprises all foreign currency differences arising from the translation of the consolidated financial statements of foreign operations as well as the effective portion of any foreign currency differences arising from hedges of a net investment in a foreign operation.

-
Hedging reserve
: The hedging reserve comprises the effective portion of the cumulative net change in the fair value of hedging instruments used in cash flow hedges pending subsequent recognition in profit or loss as the hedged cash flows affect profit or loss.

-	Fair value reserve : The fair value reserve comprises the cumulative net change in the fair value of investment securities measured at FVOCI, less the ECL allowance recognized in profit or loss.

Description of accounting policy for share-based payment transactions [text block]
3.2.17	Share-based payments

The Bank applies IFRS 2 -
Share–based payment transactions
to account for compensation costs on restricted stock, restricted stock units and stock option plans. Compensation cost is based on the grant date fair value of both stock and options and is recognized over the requisite service period of the employee. The fair value of each option is estimated at the grant date using a binomial option-pricing model. When stocks options and restricted stock units vested are exercised, the Bank’s policy is to sale treasury stock.

Description of accounting policy for income tax [text block]
3.2.18	Taxes

Income taxes

Current tax assets and liabilities for the current and prior years are measured at the amount expected to be recovered from or paid to the taxation authorities. Tax laws and regulations used to compute the amount are those that are enacted or substantively enacted by the reporting date.

-	Bladex Head Office is exempted from payment of income taxes in Panama in accordance with the contract law signed between the Republic of Panama and Bladex.
-	Bladex Representacao Ltda. and Bladex Investimentos Ltda., are subject to income taxes in Brazil.
-	Bladex Development Corp. is subject to income taxes in Panama.
-	BLX Soluciones, S.A. de C.V., SOFOM, is subject to income taxes in Mexico.
-
The New York Agency and Bladex Holdings, Inc. incorporated in USA are subject to federal and local taxation in USA based on the portion of income that is effectively connected with its operations in that country.

Deferred tax

Deferred tax is calculated based on the asset and liability method, on temporary differences between the carrying amounts of assets and liabilities reported for financial purposes and the amounts used for taxation purposes. The amount of deferred tax is based on the realization of assets and liabilities using the income tax rate in effect on the reporting date.

The current tax for the reporting date as well as for the deferred tax, result in a minimal amount, whereby the changes are presented in profit or loss as other operating expenses.

Description of accounting policy for earnings per share [text block]
3.2.19	Earnings per share

Basic earnings per share is computed by dividing the profit for the year (the numerator) by the weighted average number of common shares outstanding (the denominator) during the year. Diluted earnings per share measure performance incorporating the effect that potential common shares, such as stock options and restricted stock units outstanding during the same period, would have on earnings per share. The computation of diluted earnings per share is similar to the computation of basic earnings per share, except for the denominator, which is increased to include the number of additional common shares that would have been issued if the beneficiaries of stock purchase options and restricted stock units plans could exercise their options.

Description of accounting policy for treasury shares [text block]
3.2.20	Treasury stock and contracts on own shares

The own equity instruments of the Bank which are acquired by it or by any of its subsidiaries (treasury stock) are deducted from equity and accounted for at weighted average cost. Consideration paid or received on the purchase, sale, issue or cancellation of the Bank’s own equity instruments is recognized directly in equity.

No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of own equity instruments.

Description of accounting policy for segment reporting [text block]
3.2.21	Segment reporting

The Bank’s segment reporting is based on the following business segments: Commercial, which incorporates the Bank’s core business of financial intermediation and fee generation activities relating to the Bank’s commercial portfolio; and Treasury, which is responsible for the Bank’s funding and liquidity management, including its activities in investment securities, as well as the management of the Bank’s interest rate, liquidity, price, and currency risks.

Disclosure of accounting judgements and estimates [text block]
3.2.22	Judgments, estimates and significant accounting assumptions

The preparation of the consolidated financial statements requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the reporting date and the reported amounts of revenues and expenses during the year. Material estimates that are particularly susceptible to significant changes relate to the determination of the allowances for expected credit losses, impairment of securities, and the fair value of financial instruments. Actual results could differ from those estimates. Management believes these estimates are adequate.

Judgments

In the process of applying the Bank’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:

Business model assessment

Classification and measurement of financial assets depends on the results of the SPPI and the business model test. The Bank determines the business model at a level that reflects how groups of financial assets are managed together to achieve a particular business objective. This assessment includes judgment reflecting all relevant evidence including how the performance of the assets is evaluated and their performance is measured, and the risks that affect the performance of the assets and how they are managed. The Bank monitors financial assets measured at amortized cost or fair value through other comprehensive income that are derecognized prior to their maturity to understand the reason for their disposal and whether the reasons are consistent with the objective of the business for which the asset was held.

Significant increase of credit risk

For the financial assets in stage 1, ECL are measured as an allowance equal to 12-month ECL on stage 1 assets, or lifetime ECL assets on stage 2 or stage 3 assets. An asset moves to stage 2 when its credit risk has increased significantly since initial recognition. In assessing whether the credit risk of an asset has significantly increased the Bank takes into account reasonable and supportable forward-looking qualitative and quantitative information.

Establishing groups of assets with similar credit risk characteristics

When ECL are measured on a collective basis, the financial instruments are grouped on the basis of shared risk characteristics.

The Bank monitors the appropriateness of the credit risk characteristics on an ongoing basis to assess whether they continue to be similar. This is required in order to ensure that when credit risk characteristics change there is appropriate re-segmentation of the assets. This may result in new portfolios being created or assets moving to an existing portfolio that better reflects the similar credit risk characteristics of that group of assets. Re-segmentation of portfolios and movement between portfolios is more common when there is a significant increase in credit risk (or when that significant increase reverses) and so assets move from 12-month ECL to lifetime ECL, or vice versa, but it can also occur within portfolios that continue to be measured on the same basis of 12-month ECL or lifetime ECL but the amount of ECL changes because the credit risk of the portfolios differs.

Models and assumptions used

The Bank uses various models and assumptions in measuring fair value of financial assets as well as in estimating ECL. Judgment is applied in identifying the most appropriate model for each type of asset, as well as for determining the assumptions used in these models, including assumptions that relate to key drivers of credit risk.

Reserve for expected credit losses

When establishing ECL, judgment is applied by management in order to assess the amount and opportunity of the future cash flows with the purpose of evaluating whether credit risk has significantly increased since the initial recognition, taking into account the characteristics of the financial asset and the former patterns pre-established for similar financial assets. The changes in risk of default occurring within the next 12 months can be a reasonable approach of the changes in the risk measure according to the lifetime of the instrument. The Bank uses the changes in risk of default occurring within the next 12 months to determine if the credit has significantly increased since the initial recognition, unless the circumstances give rise to an assessment during the lifetime of the instrument.

Fair value measurement

When the fair values of financial assets and financial liabilities recorded in the consolidated statement of financial position cannot be derived from active markets, they are determined using a variety of valuation techniques that include the use of mathematical models. The inputs to these models are derived from observable market data where possible, but if this is not available, judgment is required to establish fair values. The judgments include considerations of liquidity and model inputs such as volatility for longer–dated derivatives and discount rates, prepayment rates and default rate assumptions for asset-backed securities. The valuation of financial instruments is described in more detail in Note 26.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimating uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Bank based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances beyond the control of the Bank. Such changes are reflected in the assumptions when they occur.

Going concern

The Bank’s management has made an assessment of its ability to continue as a going concern and is satisfied that it has the resources to continue in business for the foreseeable future. Furthermore, management is not aware of any material uncertainties that may cast significant doubt upon the Bank’s ability to continue as a going concern. Therefore, the consolidated financial statements continue to be prepared on a going concern basis.

Impairment losses on loans at amortized cost

The Bank individually assesses all credit impaired loans at amortized cost at each reporting date to assess whether an impairment loss should be recorded in profit or loss. Management’s judgment is required in the estimation of the amount and timing of future cash flows when determining the impairment loss. These estimates are based on assumptions about several factors and actual results that may vary, resulting in future changes to the allowance. Loans at amortized cost that do not give rise to credit impairment individually are assessed in groups of assets with similar risk characteristics. This is to determine whether a provision should be made due to incurred loss events for which there is objective evidence, but the effects which are not yet evident. The collective assessment takes into account data from the loan portfolio (such as levels of arrears, credit utilization, loan-to-collateral ratios, etc.), and judgments on the effect of concentrations of risks and economic data (including levels of unemployment, real estate price indices, country risk and the performance of various individual groups).

Description of other accounting policies relevant to understanding of financial statements [text block]
3.2.23	Future changes in accounting policies

A number of new standards and amendments to standards are effective for annual periods beginning after 1 January 2019 and earlier application is permitted; however, the Bank has not early adopted them in preparing these consolidated financial statements, with the exception of the amendment to IFRS 9 affecting prepayment features with negative compensation issued in October 2017. Of those standards that are not yet effective, IFRS 16 is expected to have a significant impact on the Bank's consolidated financial statements in the period of initial application.

IFRS 16 Leases

IFRS 16 Leases will be effective for annual periods beginning on or after January 1, 2019. IFRS 16 supersedes IAS 17 – Leases; IFRIC 4 – Determining whether an arrangement contains a lease, SIC 15 -Operating leases – incentives and SIC27 - Evaluating the substance of transactions involving the legal form of a lease.

IFRS 16 changes the way in which the lease is accounted for by lessees, using a single model to account for such transactions. This unique model determines that a lessee must recognize a right-of-use asset, which represents its right to use the underlying asset, and a lease liability, which represents its obligation to make future lease payments.

The standard includes exemptions for its application for short-term leases and leases in which the underlying asset has low value.

The lessor's accounting remains the same to that established in IAS 17, that is, the lessors continue to classify the leases as financial or operating.

The Bank has evaluated the estimated impact that the initial application of IFRS 16 will have on its consolidated financial statements, as described below:

The Bank will recognize the new assets and liabilities for its operating leases related to rental of offices premises, use of parking lots, and equipment rental contracts. The nature of the expenses related to these leases will change as of January 1, 2019, because the Bank will recognize a depreciation expense for the right-of-use assets, and the interest expenses for the lease liabilities.

Previously, the Bank recognized operating lease payments as an expense in profit or loss on a straight-line basis over the lease term.

Transition

The Bank will to apply IFRS 16 initially on 1 January 2019, using a modified retrospective approach. Therefore, the cumulative effect of adopting IFRS 16 will be recognized as an adjustment to the opening balance of retained earnings at 1 January 2019, with no restatement of comparative information.

The Group plans to apply the practical expedient to grandfather the definition of a lease on transition. This means that it will apply IFRS 16 to all contracts entered into before 1 January 2019 and identified as leases in accordance with IAS 17 and IFRIC 4.

On the basis of available information, the Bank estimates that on January 1, 2019, it will recognize lease liabilities for $20.8 million and right-of-use assets for $17.2 million.